Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Provisions
Carrying amount at beginning of period	€ 15,774
New or increased provisions	1,670
Initial recognition and changes in estimates	279
Accretion discount	250
Reversal of utilized provisions	(1,956)
Reversal of unutilized provisions	(515)
Currency translation differences	(625)
Other changes	(297)
Carrying amount at end of period	14,580
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	9,712
New or increased provisions	135
Initial recognition and changes in estimates	279
Accretion discount	290
Reversal of utilized provisions	(824)
Reversal of unutilized provisions	(144)
Currency translation differences	(554)
Other changes	(272)
Carrying amount at end of period	8,622
Environmental provisions
Provisions
Carrying amount at beginning of period	3,700
New or increased provisions	641
Accretion discount	(40)
Reversal of utilized provisions	(671)
Reversal of unutilized provisions	(42)
Currency translation differences	(4)
Other changes	(42)
Carrying amount at end of period	3,542
Provisions for litigations
Provisions
Carrying amount at beginning of period	594
New or increased provisions	353
Reversal of utilized provisions	(175)
Reversal of unutilized provisions	(85)
Currency translation differences	(36)
Other changes	26
Carrying amount at end of period	677
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	158
New or increased provisions	19
Reversal of utilized provisions	(18)
Currency translation differences	(8)
Other changes	22
Carrying amount at end of period	173
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	229
New or increased provisions	89
Reversal of utilized provisions	(132)
Other changes	2
Carrying amount at end of period	188
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	234
New or increased provisions	6
Reversal of unutilized provisions	(5)
Currency translation differences	(5)
Other changes	7
Carrying amount at end of period	237
Provisions for Everen (ex OIL) insurance cover
Provisions
Carrying amount at beginning of period	86
New or increased provisions	23
Reversal of utilized provisions	(1)
Reversal of unutilized provisions	(1)
Currency translation differences	(1)
Other changes	(7)
Carrying amount at end of period	99
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	1,061
New or increased provisions	404
Reversal of utilized provisions	(135)
Reversal of unutilized provisions	(238)
Currency translation differences	(17)
Other changes	(33)
Carrying amount at end of period	€ 1,042